Commitments and Contingencies (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 02, 2021	Dec. 04, 2020
Commitments and Contingencies (Details) [Line Items]
Obligation and lease termination expense			$ 0.5
Termination fee	$ 0.5			$ 1.0
General and administrative expense				1.0
Loss contingency		$ 0.5
Loss contingency			$ 0.2
Legal proceedings
TechMagic USA LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Issued and outstanding shares percentage						5.00%
TreCom Systems Group Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Recovery amount					$ 2.0
Loss contingency				$ 0.2
Sale Transaction and Merger [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of financial advisor			3.00%
Financial advisor success fees	$ 1.5		$ 1.5
Other commitment	$ 1.4		$ 1.4